INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	CAD 2,972	CAD 2,570
Current liabilities	(6,823)	(5,113)
Revenue	14,143	13,702
Net income (loss)	1,711	835
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	515	518
Long-term assets	3,269	3,391
Current liabilities	(1,184)	(1,186)
Long-term liabilities	(825)	(1,082)
Total net assets	1,775	1,641
Our share of net assets	927	834
Revenue	1,706	1,596
Expenses	(1,686)	(2,027)
Net income (loss)	20	(431)
Our share of net income (loss)	CAD 14	CAD (216)